Unaudited Condensed Financial Information of the Parent Company (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2023
Unaudited Condensed Financial Information of the Parent Company [Line Items]
Schedule of Condensed Balance Sheets	Certain information and footnote disclosures normally included in financial statements prepared in conformity with generally accepted accounting principles have been condensed or omitted. The Company’s investment in subsidiary is stated at cost plus equity in undistributed earnings of subsidiaries.
	December 31,	December 31,
	2023	2022
ASSETS

Current assets
Cash	$542	$47
Prepayments and other current assets	93	-
Total Current Assets	635	47

Deferred issuance costs	-	81
Investment in subsidiaries and VIEs (restricted)	107,312	91,695
Non-current assets	107,312	91,776
Total Assets	$107,947	$91,823

Liabilities and Equity

Current liabilities
Due to a related party	-	600
Total Current Liabilities	-	600
Total liabilities	-	600

Commitments and Contingencies

Shareholders’ Equity
Class A Ordinary share, $0.0001 par value, 400,000,000 shares authorized; 40,617,513 and 38,120,000 shares issued and outstanding as of December 31, 2023 and 2022, respectively.	4	4
Class B Ordinary share, $0.0001 par value, 100,000,000 shares authorized; 41,880,000 shares issued and outstanding as of December 31, 2023 and 2022.	4	4
Additional paid-in capital	83,762	79,549
Retained earnings	31,543	17,275
Accumulated other comprehensive (loss)	(7,366)	(5,609)
Total Shareholders’ Equity	107,947	91,223

Total Liabilities and Shareholders’ Equity	$107,947	$91,823

Schedule of Condensed Statements of Operations and Comprehensive Income (Loss)
	Years Ended December 31,
	2023	2022	2021

Equity in earnings of subsidiaries	$10,715	$8,259	$6,898
General and administrative expenses	(421)	(472)	-
NET INCOME	10,294	7,787	6,898

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(1,757)	(8,157)	2,072
COMPREHENSIVE INCOME (LOSS)	$8,537	$(370)	$8,970

Schedule of Condensed Statements of Cash Flow
	Years Ended December 31,
	2023	2022	2021

Cash flows from operating activities
Net income	$10,294	$7,787	$6,898
Adjustments to reconcile net income to net cash used in operating activities:
Equity income of subsidiaries and VIEs	(10,715)	(8,259)	(6,898)
Prepaid expenses and other current assets	(92)	-	-
Net cash used in operating activities	(513)	(472)	-
Cash flows from investing activities
Loan to a subsidiary	(6,660)	-	-
Net cash used in investing activities	(6,660)	-	-
Cash flows from financing activities
Due to a related party	(600)	600	-
Deferred issuance costs	(279)	(81)	-
Proceeds from initial public offering	8,547	-	-
Net cash provided by financing activities	7,668	519	-
Net increase in cash	495	47	-
Cash, beginning of year	$47	$-	$-
Cash, end of year	$542	$47	$-